UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Tax-Exempt Fund of California

[photo - farmer working among rows of crop]

Semi-annual report for the six months ended February 28, 2007

The Tax-Exempt Fund of California® seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2007 (the most recent calendar quarter):

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	+1.44%	+4.53%	+5.07%

The total annual fund operating expense ratio was 0.63% for Class A shares as of the most recent fiscal year-end. This figure does not reflect a fee waiver that currently is in effect and which causes the actual expense ratio to be lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 20 and 21.

Results for other share classes can be found on page 4.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

Fellow shareholders:

[photo - farmer working among rows of crop]

The current fiscal period for The Tax-Exempt Fund of California began and ended on a positive note. For the six months ended February 28, 2007, the fund’s total return of 2.9% outpaced its peer group, the Lipper California Municipal Debt Funds Average, which posted a 2.7% gain. The unmanaged Lehman Brothers Municipal Bond Index, which measures the national investment-grade tax-exempt market (but does not include expenses), also rose 2.9%.

Investment highlights through February 28, 2007

6-month total return
(income plus capital changes, with distributions reinvested)	+2.93%

12-month total return
(income plus capital changes, with distributions reinvested)	+5.09%

Tax-free distribution rate for February
(reflecting 3.75% maximum sales charge)
With a fee waiver	+3.82%
Without a fee waiver	+3.79%

Taxable equivalent distribution rate*
(assuming a 44.3% maximum combined state and federal tax rate)
With a fee waiver	+6.86%
Without a fee waiver	+6.80%

Annualized SEC 30-day tax-free yield
(reflecting 3.75% maximum sales charge)
With a fee waiver	+3.52%
Without a fee waiver	+3.48%

Annualized SEC taxable equivalent yield*
(assuming a 44.3% maximum combined state and federal tax rate)
With a fee waiver	+6.32%
Without a fee waiver	+6.25%

*Based on 2006 federal and California tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.

For current yield information, please call toll-free: 800/421-0180.

Most of the fund’s returns came from the monthly dividends, which totaled nearly 34 cents a share over the period. For shareholders in the 44.3% combined federal and California tax bracket, the dividends represented an income return of 2.03% if reinvested (4.06% annualized), equivalent to a 3.64% return (7.28% annualized) from a taxable investment. Shareholders who took dividends in cash received an income return of 2.02% (4.04% annualized), equivalent to a taxable income return of 3.63% (7.26% annualized). In addition to income, the fund’s total return benefited from a 15 cent increase in the fund’s share price.

The period in review

Shortly before the start of the fund’s fiscal year, the Federal Reserve chose to pause in its two-year pattern of raising the federal funds rate. This key short-term rate remained unchanged throughout the reporting period. The municipal bond market responded with a relief rally that saw bond market yields generally fall, lifting bond prices. (A bond’s price moves inversely to its yield.) The rally lasted until early December when continued strength in the U.S. economy dampened investor hopes for a Fed rate cut in 2007. Municipal bonds bounced back in February as stocks fell sharply and the rally provided the fund’s highest monthly return since August.

In California, as in the national municipal bond market, long-term bonds produced strong returns during the period. Lower rated bonds also recorded high returns, driven by strong demand for higher yields. According to Lehman Brothers, California issued the nation’s largest volume of tax-exempt bonds in 2006, a trend that continued into 2007. As usual, revenue bonds provided the fund’s highest returns. Pollution control and hospital bonds were among the strongest sectors of the municipal market.

How the fund responded

Recent trends in the municipal bond market have created a historically flat yield curve, which means that the difference in yields between short-term and long-term bonds has become quite narrow. Similarly, the yield difference between bonds of the same maturity but differing credit quality has also tightened significantly.

In this environment, the fund’s three portfolio counselors are concerned that the modest higher yield offered by some lower rated and longer maturity issues may be insufficient compensation for their implied risk. Consequently, they continue to emphasize a higher quality portfolio to help preserve your investment. In addition, the fund is focused on shorter maturity issues, which are typically less vulnerable to market volatility. The fund’s duration at February 28 was 5.5 years, compared with 5.9 years at the start of the fiscal year and 6.2 years for the average California municipal debt fund.

These actions may have the effect of limiting gains if municipal yields continue to trend lower over the near term, but we believe this protective stance can help buffer the portfolio should yield differentials expand from their current tight levels. The portfolio counselors of The Tax-Exempt Fund of California fully understand that managing for risk is vital to preserving principal and the income that is so important to shareholders. Indeed, capital preservation is one of the fund’s stated objectives.

We welcomed more than 1,500 new investors during the past six months, while the fund’s assets grew by over 16%. We thank all our shareholders — old and new — for the trust you put in us and look forward to reporting to you again at the end of the fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President

April 12, 2007

The fund’s 30-day yield for Class A shares as of March 31, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 3.45% (3.42% without the fee waiver). (For investors in the 44.3% tax bracket, this is equivalent to a taxable yield of 6.19% — 6.14% without the fee waiver.) The fund’s distribution rate for Class A shares as of that date was 3.85% (3.82% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

For current information about the fund, visit americanfunds.com.

Other share class results
unaudited

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Class B, Class C and Class F
Average annual total returns for periods ended March 31, 2007
(the most recent calendar quarter):
Life
	1 year	5 years	of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only if
shares are sold within six years of purchase	-0.36%	+4.22%	+4.99%
Not reflecting CDSC	+4.64%	+4.56%	+4.99%

Class C shares— first sold 3/19/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+3.58%	+4.44%	+3.95%
Not reflecting CDSC	+4.58%	+4.44%	+3.95%

Class F shares*— first sold 3/20/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+5.34%	+5.21%	+4.71%

*These shares are sold without any initial or contingent deferred sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect these waivers, without which they would have been lower. Please see the Financial Highlights table on pages 20 and 21 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, February 28, 2007
unaudited

[begin pie chart]
Quality ratings*

Aaa/AAA	31.6%
Aa/AA	12.7
A/A	16.7
Baa/BBB	18.6
Below investment-grade	13.8
Short-term securities & other assets less liabilities	6.6

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
[end pie chart]

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 93.41%	(000)	(000)	assets

California - 89.45%
State issuers - 36.33%
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2025	$5,500	$5,747.37%
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	7,390	7,858.50
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	9,508.61
G.O. Ref. Bonds:
5.00% 2016	7,000	7,642
5.00% 2026	1,500	1,605
G.O. Bonds, 5.00%-5.25% 2013-2023	10,500	11,257
Various Purpose G.O. Bonds:
5.00% 2020	13,000	14,079
5.00%-5.25% 2014-2031	17,870	19,248	3.43
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,783.43
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B, AMBAC insured, 5.00% 2038 (preref. 2013)	10,000	10,723.68
Golden State Tobacco Securitization Corp.:
Enhanced Tobacco Settlement Asset-backed Bonds:
Series 2005-A, 5.00% 2045	6,000	6,270
5.00% 2012	1,500	1,597
Tobacco Settlement Asset-backed Bonds:
Series 2003-A-1, 6.25% 2033	12,915	14,472
6.75% 2039	3,000	3,441	1.64
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center):
Series 2005, 5.00% 2027	17,750	18,677
5.00% 2015-2021	4,300	4,568
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), 6.50% 2012	4,460	4,736	1.78
Housing Fin. Agcy.:
Home Mortgage Rev. Bonds, AMT:
Series I, 4.60% 2021	7,750	7,889
Series K, 4.55% 2021	10,500	10,650
4.625%-5.00% 2026-2037	13,000	13,262
Single-family Mortgage Bonds, AMT, 5.10%-5.70% 2007-2012	170	171
Single-family Mortgage Rev. Bonds, 5.05% 2011	295	301	2.05
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas and Electric Co.), 5.90% 2014	2,075	2,313.15
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), AMT, 5.35% 2016	4,000	4,289.27
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 5.00% 2022	6,000	6,292.40
Public Works Board:
Lease Rev. Ref. Bonds:
Dept. of Corrections and Rehabilitation:
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II), Series 2005-J, 5.00% 2021	7,475	8,030
State Prison-Monterey County (Soledad II), 5.25% 2019	3,000	3,410
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II), 5.00% 2017	1,470	1,596
Dept. of Corrections:
State Prison-Lassen County, Susanville, 5.00% 2016	3,395	3,656
Various State Prisons, 5.25% 2013	1,000	1,081
Lease Rev. Bonds, Dept. of Corrections, State Prison:
Imperial County, 6.50% 2017	1,000	1,162
Kern County at Delano II, 5.50% 2013-2022	2,000	2,203
Lassen County, Susanville, 5.25% 2015	3,000	3,277	1.55
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	6,000	6,163.39
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	5,980	6,122.39
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System):
Series 2005-H, 5.25% 2025	7,330	7,795
5.00%-5.25% 2022-2039	10,700	11,192	1.21
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital):
Series 2005, 5.00% 2019	6,495	6,937
5.00% 2014-2027	8,790	9,353	1.04
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036	5,500	5,619.36
Dept. of Water Resources, Power Supply Rev. Bonds, 5.50%-6.00% 2011-2015	7,000	7,720.49
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured, 5.50% 2017	8,000	9,258.59
Other securities		282,870	18.00
		570,822	36.33

City and county issuers - 53.12%
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	9,031.57
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	6,500	6,641.42
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 5.50% 2009	7,100	7,263.46
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds:
Series 2006-F, 5.00% 2017	6,000	6,592
Series 2006-F, 5.00% 2019	5,000	5,459
5.00%-5.125% 2015-2022	11,500	12,402	1.56
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), AMT:
Series 1992-B, 5.00% 2027	10,945	11,637
4.90%-5.00% 2023-2027	4,000	4,228	1.01
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds, Series 2001, 5.25% 2016	7,000	7,423.47
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	5,250	5,643.36
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	5,960	6,224.40
City of Long Beach, AMT:
Harbor Rev. Ref. Bonds:
Series 2004-A, FGIC insured, 5.00% 2014	5,930	6,344
5.00% 2011-2015	4,800	5,072
Harbor Rev. Bonds, 5.50%-5.75% 2009-2013	4,500	4,733	1.03
City of Los Angeles Harbor Dept., Rev. Ref. Bonds:
Series 2005-C-1, MBIA insured, AMT, 5.00% 2017	5,710	6,213
Series 2006-A, MBIA insured, AMT, 5.00% 2018	5,000	5,460
Series 2006-A, MBIA insured, AMT, 5.00% 2020	10,000	10,852
Series 2006-B, FGIC insured, AMT, 5.00% 2020	8,000	8,682
AMT, 5.00% 2017	3,095	3,368
5.00% 2021	2,010	2,199	2.34
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1, 5.25% 2015	7,500	7,962.51
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2025	5,920	6,380.41
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2018	5,000	5,461.35
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects), Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	5,435	5,856.37
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC insured, 4.12% 2035 (1)	13,500	13,541.86
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	5,518.35
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	5,639.36
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	5,675	6,115.39
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031 (preref. 2012)	5,000	5,556.35
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project), Series 2000, 7.50% 2030 (preref. 2008)	5,500	5,838.37
Other securities		631,311	40.18
		834,643	53.12

Puerto Rico - 3.53%
Public Improvement:
G.O. Ref. Bonds:
Series 2002-A, XLCA insured, 5.50% 2017	5,075	5,849
5.00%-5.75% 2009-2035	13,075	13,752
G.O. Bonds, 5.25% 2022	2,000	2,188	1.38
Other securities		33,783	2.15
		55,572	3.53

Virgin Islands - 0.43%
Other securities		6,794.43

Total bonds & notes (cost: $1,415,349,000)		1,467,831	93.41

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 6.08%	(000)	(000)	assets

G.O. Bonds 3.50% 2034 (1)	12,750	12,750.81
Housing Fin. Agcy., Home Mortgage Rev. Bonds, AMT, 3.53%-3.67% 2025-2038 (1)	14,585	15,685	1.00
Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, AMT, 3.56%-3.67% 2036-2038 (1)	12,945	12,945.82
City of Long Beach, Harbor Rev. Bonds, AMT, 3.51% 2027 (1) (2)	2,200	2,200.14
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.):
AMT, 3.62% 2026 (1)	10,800	10,800
3.51% 2026 (1) (2)	6,175	6,175	1.08
Dept. of Water Resources:
Power Supply Rev. Bonds, 3.49%-3.55% 2022 (1) (2)	9,900	9,900
Power Supply Rev. Demand Bonds, 3.48%-3.55% 2022 (1) (2)	5,850	5,850	1.01
Other securities		19,155	1.22

Total short-term securities (cost: $95,460,000)		95,460	6.08

Total investment securities (cost: $1,510,809,000)		1,563,291	99.49
Other assets less liabilities		8,045.51

Net assets		$1,571,336	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $1,510,809)		$1,563,291
Cash		96
Receivables for:
Sales of investments	$10,096
Sales of fund's shares	9,261
Interest	20,640	39,997
		1,603,384
Liabilities:
Payables for:
Purchases of investments	27,665
Repurchases of fund's shares	1,517
Dividends on fund's shares	1,612
Investment advisory services	363
Services provided by affiliates	733
Deferred trustees' compensation	119
Other	39	32,048
Net assets at February 28, 2007		$1,571,336

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,518,281
Undistributed net investment income		553
Undistributed net realized gain		20
Net unrealized appreciation		52,482
Net assets at February 28, 2007		$1,571,336

Shares of beneficial interest issued and outstanding - unlimited shares authorized (92,995 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*	)
Class A	$1,222,699	72,362	$16.90
Class B	22,481	1,330	16.90
Class C	107,627	6,370	16.90
Class F	143,118	8,470	16.90
Class R-5	75,411	4,463	16.90
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.56.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2007	(dollars in thousands	)

Investment income:
Income:
Interest		$33,224
Fees and expenses(*):
Investment advisory services	$2,403
Distribution services	2,187
Transfer agent services	89
Administrative services	123
Reports to shareholders	42
Registration statement and prospectus	46
Postage, stationery and supplies	12
Trustees' compensation	33
Auditing and legal	46
Custodian	3
Other	27
Total fees and expenses before waiver	5,011
Less waiver of fees and expenses:
Investment advisory services	240
Total fees and expenses after waiver		4,771
Net investment income		28,453

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		753
Net unrealized appreciation on investments		11,850
Net realized gain and unrealized appreciation on investments		12,603

Net increase in net assets resulting from operations		$41,056

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended February 28,	Year ended August 31,
	2007*	2006
Operations:
Net investment income	$28,453	$45,432
Net realized gain (loss) on investments	753	(811)
Net unrealized appreciation (depreciation) on investments	11,850	(3,893)
Net increase in net assets resulting from operations	41,056	40,728

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(28,641)	(45,188)
Distributions from net realized gain on investments	-	(322)
Total dividends and distributions paid or accrued to shareholders	(28,641)	(45,510)

Capital share transactions	206,414	339,825

Total increase in net assets	218,829	335,043

Net assets:
Beginning of period	1,352,507	1,017,464
End of period (including undistributed net investment
income: $553 and $741, respectively)	$1,571,336	$1,352,507

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
   unaudited

1.	Organization and significant accounting policies

Organization - The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the "fund"). The fund seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed tax-exempt income	$1,396
Capital loss carryforward expiring in 2014*	(133)
Post-October capital loss deferrals (realized during the period November 1, 2005, through August 31, 2006)†	(600)
* The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while capital loss carryforwards remain.
† These deferrals are considered incurred in the subsequent year.

As of February 28, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$53,834
Gross unrealized depreciation on investment securities	(419)
Net unrealized appreciation on investment securities	53,415
Cost of investment securities	1,509,876

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

Share class	Tax-exempt income	Long-term capital gains	Total distributions paid or accrued

Six months ended February 28, 2007
Class A	$22,849	$-	$22,849
Class B	371	-	371
Class C	1,666	-	1,666
Class F	2,360	-	2,360
Class R-5	1,395	-	1,395
Total	$28,641	$-	$28,641

Year ended August 31, 2006

Class A	$37,156	$263	$37,419
Class B	747	7	754
Class C	2,732	25	2,757
Class F	2,698	16	2,714
Class R-5	1,855	11	1,866
Total	$45,188	$322	$45,510

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors SM, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.18% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended February 28, 2007, total investment advisory services fees waived by CRMC were $240,000. As a result, the fee shown on the accompanying financial statements of $2,403,000, which was equivalent to an annualized rate of 0.334%, was reduced to $2,163,000, or 0.300% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2007, unreimbursed expenses subject to reimbursement totaled $1,601,000 for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described on the previous page for the six months ended February 28, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$1,413	$87	Not applicable	Not applicable
Class B	112	2	Not applicable	Not applicable
Class C	513	Included in administrative services	$35	$2
Class F	149		47	5
Class R-5	Not applicable		33	1
Total	$2,187	$89	$115	$8

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $33,000, shown on the accompanying financial statements, includes $19,000 in current fees (either paid in cash or deferred) and a net increase of $14,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2007
Class A	$191,684	11,394	$16,238	964	$(65,430)	(3,889)	$142,492	8,469
Class B	1,408	84	261	15	(2,215)	(132)	(546)	(33)
Class C	16,980	1,010	1,212	72	(8,075)	(480)	10,117	602
Class F	46,781	2,780	1,793	106	(8,540)	(507)	40,034	2,379
Class R-5	17,907	1,064	808	48	(4,398)	(262)	14,317	850
Total net increase
(decrease)	$274,760	16,332	$20,312	1,205	$(88,658)	(5,270)	$206,414	12,267

Year ended August 31, 2006
Class A	$354,025	21,323	$26,362	1,587	$(143,269)	(8,629)	$237,118	14,281
Class B	3,013	181	527	32	(3,995)	(241)	(455)	(28)
Class C	32,510	1,956	1,992	120	(15,143)	(912)	19,359	1,164
Class F	74,341	4,478	2,073	125	(16,582)	(999)	59,832	3,604
Class R-5	32,275	1,944	884	53	(9,188)	(553)	23,971	1,444
Total net increase
(decrease)	$496,164	29,882	$31,838	1,917	$(188,177)	(11,334)	$339,825	20,465

(*) Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $220,780,000 and $56,813,000, respectively, during the six months ended February 28, 2007.

Financial highlights(1)

			Income from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return (3)	Net assets, end of period (in millions	)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 2/28/2007	(5)	$16.75	$.34	$.15	$.49	$(.34)	$-	$(.34)	$16.90	2.93%	$1,223.63%			(6)	.59%	(6)	4.02%	(6)
Year ended 8/31/2006		16.88	.66	(.12)	.54	(.66)	(.01)	(.67)	16.75	3.28	1,070.63				.60		4.00
Year ended 8/31/2005		16.66	.67	.24	.91	(.67)	(.02)	(.69)	16.88	5.57	838.65				.62		4.02
Year ended 8/31/2004		16.20	.69	.46	1.15	(.69)	-	(.69)	16.66	7.22	622.70				.70		4.21
Year ended 8/31/2003		16.54	.69	(.34)	.35	(.69)	-	(.69)	16.20	2.12	553.68				.68		4.19
Year ended 8/31/2002		16.56	.70	.04	.74	(.70)	(.06)	(.76)	16.54	4.66	542.68				.68		4.34
Class B:
Six months ended 2/28/2007	(5)	$16.75	.28	.15	.43	(.28)	-	(.28)	16.90	2.56	22		1.38	(6)	1.35	(6)	3.27	(6)
Year ended 8/31/2006		16.88	.54	(.12)	.42	(.54)	(.01)	(.55)	16.75	2.52	23		1.39		1.36		3.25
Year ended 8/31/2005		16.66	.55	.24	.79	(.55)	(.02)	(.57)	16.88	4.79	23		1.40		1.38		3.28
Year ended 8/31/2004		16.20	.57	.46	1.03	(.57)	-	(.57)	16.66	6.45	24		1.45		1.45		3.46
Year ended 8/31/2003		16.54	.57	(.34)	.23	(.57)	-	(.57)	16.20	1.36	21		1.43		1.43		3.32
Year ended 8/31/2002		16.56	.58	.04	.62	(.58)	(.06)	(.64)	16.54	3.88	14		1.42		1.42		3.53
Class C:
Six months ended 2/28/2007	(5)	$16.75	.27	.15	.42	(.27)	-	(.27)	16.90	2.53	108		1.44	(6)	1.40	(6)	3.21	(6)
Year ended 8/31/2006		16.88	.53	(.12)	.41	(.53)	(.01)	(.54)	16.75	2.46	97		1.44		1.41		3.19
Year ended 8/31/2005		16.66	.53	.24	.77	(.53)	(.02)	(.55)	16.88	4.67	78		1.52		1.49		3.14
Year ended 8/31/2004		16.20	.55	.46	1.01	(.55)	-	(.55)	16.66	6.30	49		1.58		1.58		3.31
Year ended 8/31/2003		16.54	.55	(.34)	.21	(.55)	-	(.55)	16.20	1.22	38		1.56		1.56		3.27
Year ended 8/31/2002		16.56	.56	.04	.60	(.56)	(.06)	(.62)	16.54	3.73	21		1.55		1.55		3.37
Class F:
Six months ended 2/28/2007	(5)	$16.75	.33	.15	.48	(.33)	-	(.33)	16.90	2.90	143.70			(6)	.66	(6)	3.94	(6)
Year ended 8/31/2006		16.88	.65	(.12)	.53	(.65)	(.01)	(.66)	16.75	3.22	102.69				.66		3.91
Year ended 8/31/2005		16.66	.65	.24	.89	(.65)	(.02)	(.67)	16.88	5.44	42.77				.74		3.86
Year ended 8/31/2004		16.20	.67	.46	1.13	(.67)	-	(.67)	16.66	7.07	16.83				.83		4.04
Year ended 8/31/2003		16.54	.67	(.34)	.33	(.67)	-	(.67)	16.20	1.97	10.82				.82		4.03
Year ended 8/31/2002		16.56	.67	.04	.71	(.67)	(.06)	(.73)	16.54	4.47	7.83				.83		4.14
Class R-5:
Six months ended 2/28/2007	(5)	$16.75	.35	.15	.50	(.35)	-	(.35)	16.90	3.02	75.47			(6)	.43	(6)	4.19	(6)
Year ended 8/31/2006		16.88	.69	(.12)	.57	(.69)	(.01)	(.70)	16.75	3.45	61.47				.43		4.16
Year ended 8/31/2005		16.66	.70	.24	.94	(.70)	(.02)	(.72)	16.88	5.74	36.48				.45		4.19
Year ended 8/31/2004		16.20	.72	.46	1.18	(.72)	-	(.72)	16.66	7.40	15.53				.53		4.38
Year ended 8/31/2003		16.54	.72	(.34)	.38	(.72)	-	(.72)	16.20	2.29	12.51				.51		4.37
Period from 7/15/2002 to 8/31/2002		16.39	.09	.15	.24	(.09)	-	(.09)	16.54	1.47	25.06				.06		.55

	Six months ended February 28,	Year ended August 31,
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	4%	14%	11%	8%	16%	11%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example
           unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006, through February 28, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2006	Ending account value 2/28/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,029.35	$2.97	.59%
Class A -- assumed 5% return	1,000.00	1,021.87	2.96	.59
Class B -- actual return	1,000.00	1,025.63	6.78	1.35
Class B -- assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class C -- actual return	1,000.00	1,025.34	7.03	1.40
Class C -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class F -- actual return	1,000.00	1,028.99	3.32	.66
Class F -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	1,030.17	2.16	.43
Class R-5 -- assumed 5% return	1,000.00	1,022.66	2.16	.43

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Offices of the fund and
of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 28, 2007, portfolio of The Tax-Exempt Fund of California’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Fund of California files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
         Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
         > The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit. No. MFGESR-920-0407P

Litho in USA RCG/INS/8096-S7473

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

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The Tax-Exempt Fund of California®
Investment portfolio

February 28, 2007
unaudited

Bonds & notes — 93.41%	Principal amount (000)	Market value (000)

CALIFORNIA — 89.45%
State issuers — 36.33%
CSUCI Fncg. Auth., Rev. Bonds (Rental Housing and Town Center), Series 2004-A, 2.50% 2044 (put 2007)	$1,250	$1,240
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2012	750	785
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2013	1,000	1,053
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2014	500	529
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2025	5,500	5,747
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	2,975	3,245
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015	3,000	3,261
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016	2,000	2,110
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	7,390	7,858
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2026	1,500	1,588
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	3,162
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	2,095
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,321
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	5,000	5,193
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	5,257
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,914
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	1,049
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,320	1,402
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,056
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	4,201
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	2,470	2,573
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	9,508
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,821
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2031	3,005	3,170
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2035	4,000	4,208
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996, MBIA insured, 5.70% 2011	1,190	1,297
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2005, 4.75% 2028	5,000	5,231
Educational Facs. Auth., Rev. Ref. Bonds (Stanford University), Series R, 5.00% 2021	1,000	1,050
G.O. Bonds 5.00% 2013	2,000	2,139
G.O. Bonds 5.00% 2015	2,000	2,173
G.O. Bonds 5.25% 2015	2,000	2,169
G.O. Bonds 5.25% 2016	1,000	1,076
G.O. Bonds 5.00% 2017	200	208
G.O. Bonds 5.00% 2023	1,300	1,372
G.O. Bonds, XLCA-ICR insured, 5.00% 2014	2,000	2,120
G.O. Ref. Bonds 5.00% 2016	7,000	7,642
G.O. Ref. Bonds 5.00% 2026	1,500	1,605
Various Purpose G.O. Bonds 5.25% 2014	2,350	2,560
Various Purpose G.O. Bonds 5.00% 2017	1,500	1,634
Various Purpose G.O. Bonds 5.00% 2020	13,000	14,079
Various Purpose G.O. Bonds 5.00% 2028	5,000	5,342
Various Purpose G.O. Bonds 5.00% 2031	4,000	4,276
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	5,020	5,436
G.O. Bonds 5.00% 2017 (preref. 2010)	800	841
Veterans G.O. Bonds, Series BG, 4.95% 2010	1,175	1,210
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,783
Veterans G.O. Bonds, Series CC, 4.50% 2033	3,000	3,016
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	4,000	4,001
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B, 5.00% 2012	1,500	1,597
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, 5.00% 2045	6,000	6,270
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	12,915	14,472
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.75% 2039	3,000	3,441
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B, 5.00% 2011 (escrowed to maturity)	1,000	1,054
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2003-B, AMBAC insured, 5.00% 2038 (preref. 2013)	10,000	10,723
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A, 5.00% 2017	1,000	1,049
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2016	2,500	2,658
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	1,062
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	2,109
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2035	3,000	3,119
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007	385	387
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008	665	677
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	3,500	3,711
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020	1,555	1,696
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007 (escrowed to maturity)	575	578
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.00% 2007 (escrowed to maturity)	40	40
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008 (escrowed to maturity)	1,010	1,033
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 1998-A, 5.25% 2008 (escrowed to maturity)	75	76
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020 (preref. 2010)	3,790	4,171
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.625% 2008	920	920
Health Facs. Fncg. Auth., Rev. Bonds (Downey Community Hospital), Series 1993, 5.75% 2015	1,000	1,000
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,000	5,244
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2001-C, 5.25% 2031	3,000	3,225
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	3,000	2,957
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2007-A, 4.75% 2033	3,000	3,052
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B, 5.25% 2013 (escrowed to maturity)	2,000	2,070
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2010	2,170	2,252
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2013	1,125	1,169
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2017	3,680	3,923
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2015	2,300	2,455
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2021	2,000	2,113
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	17,750	18,677
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	4,460	4,736
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2006-M, AMT, 4.625% 2026	3,000	3,039
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2006-M, AMT, 5.00% 2037	3,000	3,131
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series I, AMT, 4.60% 2021	7,750	7,889
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series I, AMT, 4.70% 2026	3,000	3,047
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series K, AMT, 4.55% 2021	10,500	10,650
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series K, AMT, 4.70% 2031	4,000	4,045
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1995-B-2, AMT, AMBAC insured, 5.70% 2007	45	45
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, MBIA insured, 5.10% 2012	125	126
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, MBIA insured, 5.05% 2011	295	301
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit Rev. Bonds,
Series 2003-A, FSA insured, 5.25% 2014 (preref. 2013)	1,500	1,645
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2014	2,200	2,355
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2015	2,000	2,137
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016	5,000	5,336
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2004, 5.00% 2019	1,710	1,829
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC insured, 5.00% 2015	1,000	1,092
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC insured, 5.00% 2022	1,000	1,083
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	3,630	3,839
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	3,000	2,994
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	3,925
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.375% 2031	530	540
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	1,025
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.00% 2016	1,290	1,346
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2026	1,000	1,059
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2036	1,750	1,834
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,060
Northern California Power Agcy., Special Rev. Ref. Bonds (Geothermal Project No. 3),
Series 1993-A, 5.65% 2007 (escrowed to maturity)	1,025	1,032
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas and Electric Co.), Series 1996-A, 5.90% 2014	2,075	2,313
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-A, AMT, MBIA insured, 5.35% 2016	4,000	4,289
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	5,000	5,006
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 5.125% 2031 (put 2014)	2,000	2,103
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002-B, AMT, 5.00% 2027	1,000	1,041
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2005-A, AMT, 4.70% 2025 (put 2012)	2,250	2,288
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-B, 5.00% 2018 (put 2008)	1,200	1,212
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002-A, AMT, 5.00% 2022	6,000	6,292
Statewide Communities Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.90% 2011 (put 2007)	2,000	1,998
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	1,000	1,162
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2013	1,000	1,099
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II), Series 2003-C, 5.50% 2022	1,000	1,104
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville), Series 1993-D, FSA insured, 5.25% 2015	3,000	3,277
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville), Series 2004-E, XLCA insured, 5.00% 2016	3,395	3,656
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.25% 2013	1,000	1,081
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC insured, 5.25% 2019	3,000	3,410
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2017	1,470	1,596
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	7,475	8,030
Public Works Board, Lease Rev. Bonds (California Comunity Colleges, Various Community College Projects), Series 2007-B, FGIC insured, 5.00% 2024	3,135	3,396
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2015	1,000	1,086
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2016	2,735	2,963
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2017	1,000	1,080
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex), Series 2005-A, 5.00% 2021	2,000	2,140
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	1,000	1,086
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,216
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project), Series 2006-E, 5.00% 2027	4,775	5,154
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2004-F, 5.00% 2016	2,500	2,692
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2004-F, 5.00% 2020	1,500	1,598
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2005-D, 5.00% 2018	3,045	3,289
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2005-D, 5.00% 2025	1,000	1,067
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,121
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project), Series 2005-K, 5.00% 2018	3,000	3,240
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project), Series 2005-K, 5.00% 2024	1,715	1,831
Trustees of the State University, Systemwide Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	3,000	3,250
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-1, AMT, 5.05% 2025 (put 2008)	5,300	5,373
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-3, 5.10% 2025 (put 2010)	6,000	6,163
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A-4, 5.25% 2025 (put 2013)	1,500	1,545
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners, Inc.), MBIA insured, 5.50% 2011	1,000	1,071
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	5,980	6,122
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula), Series 2003-B, FSA insured, 5.25% 2018	2,500	2,702
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula), Series 2003-B, FSA insured, 5.25% 2023	500	539
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2014	2,000	2,223
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2016	2,000	2,233
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2023	3,000	3,341
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2003, 5.25% 2023	2,000	2,132
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Rady Children’s Hospital — San Diego), Series 2006-A, MBIA insured, 5.00% 2020	4,440	4,825
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)	2,100	2,162
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)	1,440	1,483
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	2,500	2,660
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.00% 2039	3,200	3,298
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.00% 2022	5,000	5,234
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	7,330	7,795
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	4,090	4,377
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,937
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2027	4,700	4,976
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2018	4,250	4,586
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,807
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,840
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.75% 2026	2,000	2,042
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036	5,500	5,619
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,756
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,067
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,163
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	1,000	1,058
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,104
Regents of the University of California, General Rev. Bonds, Series 2005-F, FSA insured, 5.00% 2015	1,500	1,625
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2006-A, 4.60% 2028	3,000	3,035
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Subseries 2003-A-3, 4.60% 2028	5,000	5,058
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013	4,000	4,455
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,191
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.50% 2011	1,000	1,074
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.875% 2016 (preref. 2012)	1,000	1,118
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	2,500	2,779
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2016 (preref. 2012)	1,000	1,100
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017 (preref. 2012)	3,000	3,282
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017	1,665	1,797
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured, 5.50% 2016	3,100	3,561
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series X, FGIC insured, 5.50% 2017	8,000	9,258
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	335	364
		570,822

City and county issuers — 53.12%
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.), Series 2004-D, XLCA insured, 5.125% 2012	2,500	2,695
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-A, FSA insured, 6.00% 2024	1,500	1,851
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-C, FSA insured, 0% 2022	2,000	1,040
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	9,031
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.70% 2010	1,260	1,299
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2027	2,640	2,704
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	6,500	6,641
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A, 5.30% 2008	1,000	1,023
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Multi-family Housing Rev. Ref. Bonds (United Dominion/2000 Post Apartments), Series 2000-B, 6.25% 2030 (put 2008)	2,000	2,064
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 5.50% 2009	7,100	7,263
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.), Series 2001-A, 6.125% 2020	3,500	3,800
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.25% 2007	200	201
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,500	1,530
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,000	1,020
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	4,170	4,276
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	3,705	3,788
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.00% 2009	4,600	4,670
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2013	1,000	1,021
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2018	2,215	2,257
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,915
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group, Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	4,380
Bay Area Infrastructure Fncg. Auth., State Payment Acceleration Notes, FGIC insured, 5.00% 2017	5,000	5,395
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-D, 5.125% 2015	4,000	4,222
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2017	6,000	6,592
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2018	3,500	3,835
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2019	5,000	5,459
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2022	4,000	4,345
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.375% 2017 (preref. 2012)	1,000	1,090
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series A, 5.00% 2022 (preref. 2012)	1,500	1,607
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds, Series B, 5.00% 2022	3,000	3,243
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	1,086
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	1,500	1,624
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,584
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2025	1,000	1,055
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	5,250	5,288
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	2,115	2,228
Calleguas — Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal Water Dist. Project), Series 2003-B, MBIA insured, 5.25% 2020	1,565	1,701
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds, Series 2005, FGIC insured, 5.00% 2016	2,120	2,318
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds, Series 2005, FGIC insured, 5.00% 2023	2,000	2,154
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds, Series 2005-A, 5.00% 2022	1,000	1,020
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds, Series 2005-A, 5.20% 2035	2,715	2,776
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.25% 2026	1,620	1,671
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.30% 2036	1,475	1,522
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.625% 2023	815	856
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.70% 2030	3,750	3,940
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	990	1,008
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,370	1,394
Central Valley School Districts Fncg. Auth., Rev. Bonds (School Dist. G.O. Bond Ref. Program), Series 1998-A, MBIA insured, 6.25% 2011	1,000	1,097
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	1,000	1,106
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016	75	81
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,545	1,685
City of Chino Hills, Community Facs. Dist. No. 10 (Fairfield Ranch), Special Tax Bonds, 6.95% 2030	2,000	2,179
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds, Series 2006, 5.125% 2036	3,000	3,077
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	10,945	11,637
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-D, AMT, 5.00% 2027	1,000	1,063
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	3,000	3,165
City of Commerce Community Dev. Commission, Tax Allocation Ref. Bonds (Redev. Project No. 1), Series 1997-B, 5.50% 2008	685	695
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,755
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,723
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,930
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	4,700	4,868
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds, Series 2001, 5.25% 2016	7,000	7,423
Community Facs. Dist. No. 2001-01 (French Valley), Eastern Municipal Water Dist., Special Tax Bonds (Improvement Area A), Series 2006, 5.125% 2036	3,225	3,290
Eastern Municipal Water Dist. (Riverside County), Water and Sewer Rev. Certs. of Part.,
Series 2006-A, MBIA insured, 5.00% 2016	1,500	1,653
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds, Series 1999, 6.125% 2016	995	1,043
City of Escondido, Community Facs. Dist. No. 2006-01 (Eureka Ranch), Special Tax Bonds, Series 2006, 5.15% 2036	1,400	1,439
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011	1,475	1,550
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	1,000	1,075
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II), Series 2002, 6.30% 2032	4,000	4,322
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,105	1,184
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.625% 2030 (preref. 2009)	5,250	5,643
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	4,000	4,298
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Bonds, Series 2006, 5.00% 2036	2,600	2,642
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,386
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Series 1995-A, 6.00% 2016 (preref. 2010)	1,000	1,068
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.10% 2022	1,000	1,070
City of Fullerton, Community Facs. Dist. No.1 (Amerige Heights), Special Tax Bonds, Series 2002, 6.20% 2032	2,500	2,679
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	3,029
Community Facs. Dist. No. 2001-1, Fullerton School Dist., 2001 Special Tax Bonds, 6.375% 2031	3,000	3,253
Fullerton School Dist. (Orange County), 2002 Election G.O. Bonds, Series A, FGIC insured, 5.375% 2017	2,340	2,518
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry), RADIAN insured, 5.00% 2016	4,780	5,132
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County), Series 2005, FGIC insured, 5.00% 2017	1,000	1,111
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County), Series 2005, FGIC insured, 5.25% 2018	4,435	5,037
Golden West Schools Fncg. Auth., G.O. Rev. Bonds (Beverly Hills Unified School Dist. G.O. Bond Ref., Los Angeles County), Series 2005, FGIC insured, 5.25% 2019	2,000	2,286
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 1998, MBIA insured, 5.00% 2018	2,000	2,056
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home Park), Series 2004-A, 6.375% 2039	3,935	4,306
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2026	1,500	1,559
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2031	2,000	2,065
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.125% 2041	2,800	2,895
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-B, 5.85% 2041	1,150	1,193
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.10% 2016	1,730	1,777
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.60% 2022	2,500	2,585
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.70% 2026	2,750	2,844
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Three, 5.55% 2026	1,995	2,061
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Three, 5.00% 2025	1,130	1,147
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2018	565	580
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2019	590	606
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2022	665	684
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.20% 2026	1,375	1,417
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.25% 2036	3,800	3,920
Irvine Unified School Dist. Fncg. Auth., Special Tax Rev. Bonds (Group II), Series A, 5.00% 2019	1,645	1,697
Irvine Unified School Dist. Fncg. Auth., Special Tax Rev. Bonds (Group II), Series A, 5.00% 2026	2,500	2,568
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds, Series 2005-A, 5.15% 2035	1,630	1,671
Community Facs. Dist. No. 21, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds, Series 2006-A, 5.15% 2036	2,300	2,364
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	4,500	4,999
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	2,702
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.10% 2022	1,000	1,038
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.25% 2030	1,195	1,247
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1), Series 2005-A, 5.25% 2035	1,225	1,272
City of Lake Elsinore, Community Facs. Dist. No. 2005-2 (Alberhill Ranch), Special Tax Bonds (Improvement Area A), Series 2005-A, 5.45% 2036	3,000	3,125
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds, Series 2002, 6.375% 2032	4,500	4,909
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds, Series 2006, 5.00% 2026	1,500	1,546
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds, Series 2006, 5.125% 2035	1,875	1,938
Lancaster Fncg. Auth., Tax Allocation Bonds (School Dist. Projects), Series 2006, 4.50% 2031	1,000	1,004
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds, Series 2003, MBIA insured, 5.25% 2018	1,935	2,190
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.25% 2020	1,110	1,146
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.30% 2026	2,680	2,765
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.375% 2036	5,000	5,159
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2003-A, 6.125% 2033	3,625	3,959
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project), Series 2004, 6.00% 2034	2,495	2,612
Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 5.00% 2015	3,365	3,601
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2016	2,950	3,126
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	5,960	6,224
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017	750	864
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.50% 2009	2,000	2,075
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.75% 2013	2,500	2,658
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2011	2,800	2,930
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014	5,930	6,344
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2015	1,000	1,067
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015	1,000	1,075
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2001, AMBAC insured, 5.50% 2016	4,380	4,733
City of Los Angeles Harbor Dept., Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	1,540	1,880
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.00% 2021	2,010	2,199
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, MBIA insured, 5.00% 2017	5,710	6,213
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	5,000	5,460
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2020	10,000	10,852
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2017	3,095	3,368
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2020	8,000	8,682
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1, 5.25% 2015	7,500	7,962
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2001-A, 5.125% 2032	1,000	1,043
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project), Series 1997-E, AMT, 6.125% 2027	2,005	2,047
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2015	1,000	1,094
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,450	1,560
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,595	1,713
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2024	3,250	3,484
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014	3,000	2,238
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A, 5.50% 2016 (preref. 2011)	4,500	4,861
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds, Series 2001-B, FSA insured, 5.25% 2017	3,530	3,769
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2016	1,780	1,917
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2018	1,400	1,504
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2022	2,610	2,778
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2024	2,920	3,101
Los Angeles County Public Works Fncg. Auth., Lease Rev. Bonds (Calabasas Landfill Project),
Series 2005, AMBAC insured, 5.00% 2022	3,440	3,633
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14 Rev. Bonds), Series 2005-B, FGIC insured, 5.00% 2020	3,740	4,059
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2006-F, FGIC insured, 5.00% 2017	3,000	3,302
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2006-F, FGIC insured, 5.00% 2019	3,000	3,281
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2006-G, AMBAC insured, 5.00% 2016	1,000	1,104
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2002, MBIA insured, 5.75% 2015	1,000	1,151
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2016 (preref. 2013)	1,000	1,104
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017 (preref. 2013)	535	590
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017 (preref. 2013)	465	513
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A, 5.00% 2026 (preref. 2008)	1,055	1,078
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 1997-A, 5.00% 2026 (preref. 2008)	910	930
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2001-A, 5.375% 2013	4,000	4,310
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A, 5.25% 2015	3,075	3,298
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-B, 5.00% 2015	4,500	4,889
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	3,530	3,789
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2018 (preref. 2011)	2,000	2,147
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2013	2,000	2,155
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2015	1,300	1,426
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,088
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	4,000	4,127
City of Murrieta, Community Facs. Dist. No. 2003-3
(Creekside Village), 2005 Special Tax Bonds (Improvement Area No. 1), 5.10% 2026	1,355	1,375
City of Murrieta, Community Facs. Dist. No. 2003-3
(Creekside Village), 2005 Special Tax Bonds (Improvement Area No. 1), 5.20% 2035	1,810	1,846
Community Facs. Dist. No. 2002-4, Murrieta Valley Unified School Dist., Improvement Area B Special Tax Bonds, Series 2006, 5.45% 2038	675	690
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2005, 5.55% 2036	5,000	5,212
Northstar Community Services Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2006, 5.00% 2037	2,000	2,031
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds, Series 2000, FSA insured, 0% 2015	2,300	1,668
Community Facs. Dist. No. 1999-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 1999-A, 6.70% 2029 (preref. 2009)	1,000	1,093
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2000-A, 6.20% 2023 (preref. 2008)	1,780	1,847
Community Facs. Dist. No. 2000-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2000-A, 6.25% 2030 (preref. 2008)	1,800	1,869
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2002-A, 6.00% 2032 (preref. 2010)	2,400	2,612
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.125% 2018	1,180	1,219
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,560
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	1,000	1,027
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	5,107
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.60% 2028	1,000	1,055
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.625% 2034	1,750	1,848
County of Orange, Irvine Coast Assessment Dist. No. 88-1, Limited Obligation Improvement Bonds, Series 1998-A, 5.25% 2009	670	676
County of Orange, Local Transportation Auth., First Bonds, MBIA insured, 6.00% 2009	1,500	1,570
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	1,000	1,020
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	1,115	1,145
County of Orange, Recovery Certs. of Part., Series 1996-A, MBIA insured, 6.00% 2008	1,500	1,548
Orange County Water Dist., Rev. Certs. of Part., Series 1999-A, 5.25% 2022	1,960	2,043
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,416
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,549
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,577
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2035	1,000	1,013
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.00% 2019	675	698
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.10% 2021	620	643
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.15% 2022	915	951
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.25% 2024	1,015	1,059
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.35% 2030	1,740	1,823
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements), Series 2005-A, 5.40% 2035	1,755	1,837
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds, Series 2006, 5.25% 2036	5,000	5,161
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.00% 2019	1,000	1,032
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,040	1,073
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	1,000	1,032
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.50% 2008	1,000	1,029
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.50% 2009	1,320	1,383
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.50% 2010	1,715	1,801
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds, Series 1998, 6.75% 2015	2,050	2,167
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds, Series 2007, 5.00% 2027	565	575
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds, Series 2007, 5.00% 2037	1,120	1,138
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2017	3,170	3,592
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2020	2,000	2,292
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	686
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,651
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.70% 2024	3,110	3,263
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.), Series 2005, 5.85% 2035	5,000	5,355
City of Riverside, Electric Rev. Bonds, Issue 2001, FSA insured, 5.25% 2015 (preref. 2011)	1,000	1,081
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	1,032
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	2,400	2,425
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.10% 2035	4,610	4,680
Riverside County Public Fncg. Auth., Certs. of Part. (Air Force Village West, Inc.), 5.40% 2009	730	746
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects), Series 2005-A, XLCA insured, 5.00% 2023	2,000	2,149
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and
Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2020	2,050	2,230
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley,
Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2021	2,885	3,133
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley,
Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2025	5,920	6,380
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds, Series 2005, 5.00% 2020	805	820
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds, Series 2005, 5.00% 2021	855	873
City of Roseville, Electric System Rev. Certs. of Part., Series 2005-A, FGIC insured, 5.00% 2017	2,000	2,170
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.00% 2011 (preref. 2009)	955	1,027
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.30% 2025 (preref. 2009)	1,680	1,819
City of Roseville, North Roseville Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1998, 5.20% 2007 (escrowed to maturity)	295	297
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.50% 2015 (preref. 2009)	1,000	1,088
City of Roseville, Woodcreek West Community Facs. Dist. No. 1, Special Tax Bonds, Series 1999, 6.70% 2025 (preref. 2009)	2,750	3,004
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	1,089
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2018	5,000	5,461
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2020	2,000	2,195
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2025	1,000	1,112
City of Sacramento, North Natomas Regency Park Community Facs. Dist. No. 2001-03, Special Tax Bonds, 6.00% 2028	1,755	1,861
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2003-C, 6.00% 2033	1,000	1,081
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2015	1,115	1,184
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2016	1,170	1,238
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.00% 2012	880	904
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013	665	683
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	514
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program), Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,218
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects), Series A, AMBAC insured, 5.50% 2015 (preref. 2011)	2,000	2,155
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects), Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	5,435	5,856
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, FSA insured, 5.25% 2016	470	509
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects),
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,530	1,665
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC insured, 4.12% 2035	13,500	13,541
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,925
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2002-Q, FSA insured, 5.25% 2017	1,000	1,073
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,000	1,030
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project), Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,492
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project), Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,835
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC insured, 0% 2021	2,500	1,377
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	5,518
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.), AMBAC insured, 5.00% 2016	1,130	1,227
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.), AMBAC insured, 5.00% 2018	1,450	1,563
County of San Diego, Poway Unified School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 1998, MBIA insured, 5.00% 2010	1,000	1,035
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 5.90% 2007	1,355	1,366
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds, 5.90% 2008	950	972
County of San Diego, San Diego Community College Dist., G.O. Bonds (Election of 2002), Series 2005, FSA insured, 5.00% 2020	5,000	5,409
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,753
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,826
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,305
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	1,062
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	2,181
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	4,207
San Diego County, Escondido Union School Dist., Election of 2002 G.O. Bonds, Series A, FSA insured, 5.25% 2017	2,015	2,162
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998), Series E, FSA insured, 5.25% 2015	1,000	1,095
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, AMBAC insured, 5.00% 2019	1,000	1,021
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2010	1,915	1,984
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 32-F, FGIC insured, 5.25% 2018	2,500	2,821
City and County of San Francisco Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2006-A, FSA insured, 5.00% 2017	2,485	2,730
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	5,275
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex), Series 2005-A, FGIC insured, 5.00% 2015	4,500	4,933
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex), Series 2005-A, FGIC insured, 5.00% 2019	2,195	2,377
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2011 (escrowed to maturity)	1,500	1,299
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)	4,000	3,075
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	2,578
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	3,068
City of San Jose, G.O. Bonds (Libraries and Parks Project), Series 2001, 5.00% 2019	2,295	2,417
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2017	1,120	1,188
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2020	1,000	1,063
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village), Series 1997-A, AMT, 5.30% 2012	485	492
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village), Series 1997-A, AMT, 5.65% 2022	1,490	1,526
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2004-A, MBIA insured, 4.54% 2018	3,000	3,125
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-D, AMBAC insured, 5.00% 2018	2,500	2,751
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-D, AMBAC insured, 5.00% 2021	2,000	2,184
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010	2,055	2,114
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, MBIA insured, 5.50% 2017	2,500	2,885
San Mateo County, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program), Series 1993-A, MBIA insured, 5.125% 2018	2,700	3,005
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds, Series 1994-A, MBIA insured, 6.25% 2019	1,000	1,218
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Fac. Replacement Project),
Series 1994-A, AMBAC insured, 7.75% 2009	2,200	2,432
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds, Series B, FGIC insured, 0% 2016	1,500	1,031
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 2003, 5.375% 2018	1,005	1,054
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds, Series 2003, 6.00% 2030	1,170	1,254
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2015	3,000	3,348
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2017	1,175	1,331
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,470
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County), FGIC insured, 5.25% 2021	2,000	2,297
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	1,171
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,000	1,032
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	845	872
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	1,548
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project), Series 1997-A, 5.95% 2011	1,395	1,411
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A, FSA insured, 5.375% 2011	1,600	1,678
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC insured, 5.00% 2019	1,015	1,105
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC insured, 5.00% 2020	2,025	2,201
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC insured, 5.00% 2022	2,300	2,491
South Tahoe Joint Powers Fncg. Auth., Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1), Series 2003-B, 5.125% 2009	1,000	1,001
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	5,639
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds (Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	1,261
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,608
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,854
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,286
Sweetwater Auth., San Diego County, Water Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2016	2,825	3,087
Talega-Capistrano Unified School Dist., Community Facs. Dist. No. 90-2, Special Tax Bonds, Series 2003, 6.00% 2033	1,200	1,283
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds, Series 2003, 5.80% 2026	1,165	1,234
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A), Series 2007, 5.00% 2027	570	587
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A), Series 2007, 5.00% 2037	935	957
Community Facs. Dist. No. 88-12, Temecula (Ynez Corridor), Special Tax Ref. Bonds, Series 1998-A, 5.25% 2008	745	754
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement Asset-backed Bonds, Series 2001-B, 5.00% 2028 (preref. 2011)	4,715	4,980
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	5,675	6,115
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 6.00% 2022	2,600	2,823
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,059
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 2000, 6.375% 2035 (preref. 2008)	3,000	3,184
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project), Series 2005-B, FGIC insured, 5.00% 2018	1,000	1,080
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010	1,210	1,239
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013	1,100	1,127
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018	2,750	2,818
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023	1,000	1,027
City of West Sacramento, Limited Obligation Ref. Improvement Bonds, Reassessment Dist. of 1998, 5.20% 2008	490	496
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011	1,510	1,549
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	1,685	1,730
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, MBIA insured, 5.25% 2016	1,270	1,382
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031 (preref. 2012)	5,000	5,556
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,068
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project), Series 2000, 7.50% 2030 (preref. 2008)	5,500	5,838
		834,643

PUERTO RICO — 3.53%
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2009 (escrowed to maturity)	2,000	2,098
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	3,730	3,868
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2015	3,000	3,238
Government Dev. Bank for Puerto Rico, Series 2006-C, AMT, 5.25% 2015	1,675	1,808
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	4,200	4,976
Infrastructure Fncg. Auth., Special Obligation Bonds, Series 2000-A, 5.50% 2032	2,500	2,681
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1993-A, AMT, 6.30% 2023	995	996
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010	1,000	1,052
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series J, 5.00% 2028 (put 2012)	4,000	4,180
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026	1,830	2,227
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	217
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	5,000	5,375
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,000	1,067
Public Improvement G.O. Bonds, Series 2006-A, 5.25% 2022	2,000	2,188
Public Improvement G.O. Ref. Bonds, Series 1998-B, MBIA insured, 5.75% 2009	4,575	4,795
Public Improvement G.O. Ref. Bonds, Series 2002-A, XLCA insured, 5.50% 2017	5,075	5,849
Public Improvement G.O. Ref. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	3,500	3,657
Public Improvement G.O. Ref. Bonds, Series 2006-B, 5.00% 2035	5,000	5,300
		55,572

VIRGIN ISLANDS — 0.43%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	500	515
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,029
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.30% 2011	2,000	2,059
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-E, 5.75% 2013	1,595	1,655
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.00% 2013	1,450	1,536
		6,794

Total bonds & notes (cost: $1,415,349,000)		1,467,831

Short-term securities — 6.08%

ABAG Fin. Auth. for Nonprofit Corporations., Demand Multi-family Housing Rev. Bonds (Colma Bart Family Apartments), Series 2002-A, AMT, 3.63% 2035	4,125	4,125
G.O. Bonds, Series 2004-A-1, 3.50% 2034[1]	12,750	12,750
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2001-F, AMT, MBIA insured, 3.53% 2032[1]	3,100	3,100
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2002-B, AMT, FSA insured, 3.67% 2033[1]	1,100	1,100
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2002-M, AMT, 3.67% 2025[1]	4,100	4,100
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2002-M, AMT, 3.67% 2032[1]	3,685	3,685
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2005-F, AMT, 3.53% 2038[1]	3,700	3,700
Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, Series 2001-G, AMT, 3.56% 2036[1]	9,845	9,845
Housing Fin. Agcy., Multi-family Housing Rev. Bonds III, Series D, AMT, 3.67% 2038[1]	3,100	3,100
City of Long Beach, Harbor Rev. Bonds, Series 2002-A, AMT, MBIA insured, 3.51% 2027[1,2]	2,200	2,200
City of Los Angeles, Certs. of Part. (Loyola High School of Los Angeles), Series 2005-A, 3.70% 2035[1,2]	2,000	2,000
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-B, Subseries B-3, 3.50% 2034[1]	1,800	1,800
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport Rev. Bonds, Series 2003-A, AMT, 3.67% 2016[1]	1,700	1,700
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-C, 3.51% 2026[1,2]	6,175	6,175
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, 3.62% 2026[1]	10,800	10,800
Pollution Control Fncg. Auth., Resource Recovery Rev. Bonds (Atlantic Richfield Co. Project),
Series 1994-A, AMT, 3.63% 2024[1]	3,800	3,800
Housing Auth. of the City of Santa Ana, Demand Multi-family Housing Rev. Ref. Bonds (Vintage Apartments), Series 1996-A, AMT, 3.61% 2022	1,400	1,400
Statewide Communities Dev. Auth., Demand Rev. Bonds (YMCA of the East Bay Project), Series 2006, 3.43% 2027[1,2]	1,560	1,560
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2002, 3.51% 2024	2,770	2,770
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-B-1, 3.53% 2022[1]	500	500
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-13, FSA insured, 3.55% 2022[1,2]	3,200	3,200
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-C-4, 3.49% 2022[1,2]	6,200	6,200
Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2002-B, 3.48% 2022[1]	1,100	1,100
Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2002-B-2, 3.55% 2022[1]	800	800
Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2002-C-15, 3.48% 2022[1,2]	2,750	2,750
Dept. of Water Resources, Power Supply Rev. Demand Bonds, Series 2005-F-4, 3.53% 2022[1]	1,200	1,200

Total short-term securities (cost: $95,460,000)		95,460

Total investment securities (cost: $1,510,809,000)		1,563,291
Other assets less liabilities		8,045

Net assets		$1,571,336

1 Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
2 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-920-0407-S6894

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: May 8, 2007

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and Principal Financial Officer

Date: May 8, 2007